REDEEMABLE PREFERRED SHARES - Movement of redeemable preferred shares (Details) ¥ in Thousands, shares in Thousands, $ / shares in Thousands, $ in Thousands		9 Months Ended
	Mar. 27, 2019 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥)
Movement of the redeemable preferred shares
Balance at end of period		¥ 1,063,145
Redeemable preferred shares
Movement of the redeemable preferred shares
Issuance of convertible preferred shares		989,349
Change in redemption value		17,760
Accrual of dividends		26,858
Settlement of dividends		(25,014)
Foreign exchange impact		54,192
Balance at end of period		¥ 1,063,145
Redeemable preferred shares | PAGoldilocks
Movement of the redeemable preferred shares
Issuance of ordinary shares (in shares) | shares	150,000
Share Price | $ / shares	$ 1
Issuance of convertible preferred shares | $	$ 150,000